Note 9 - Statutory Net Income and Surplus - Statutory Accounting Practices Disclosure (Details) - Kansas [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statutory capital and surplus	$ 2,812,254	$ 2,935,205
Statutory net loss	$ (868,744)	$ (863,069)